SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of the Company's Financial Assets and Liabilities [Table Text Block]
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liability	$-	$-	$1,675,155	$1,675,155

	Level 1		Level 2		Level 3	Level 4

Liabilities		-		-	-	-
Derivative liability	$		$		$1,256,159	$1,256,159